Asset Retirement Obligations	3 Months Ended
Jul. 31, 2012
Asset Retirement Obligation Disclosure [Abstract]
Asset Retirement Obligations

6.	Asset Retirement Obligations:

The total future asset retirement obligation was estimated based on the Company’s ownership interest in all wells and facilities, the estimated legal obligations required to retire, dismantle, abandon and reclaim the wells and facilities and the estimated timing of such payments. The Company estimated the present value of its asset retirement obligations at July 31, 2012 and April 30, 2012 based on a future undiscounted liability of $895,292 and $952,292, respectively. These costs are expected to be incurred within one to 24 years. A credit-adjusted risk-free discount rate of 10% and an inflation rate of 2% were used to calculate the present value.

Changes to the asset retirement obligation were as follows:

	July 31, 2012	April 30, 2012
Balance, beginning of period	$627,072	$727,336
Additions	-	-
Disposition	-	(165,325)
Revisions	(57,105)	-
Accretion	13,745	65,061
	583,712	627,072
Less: Current portion for cash flows expected to be incurred within one year	(208,282)	(260,482)
Long-term portion, end of period	$375,430	$366,590

As of July 31, 2012 and April 30, 2012, the Company had $25,000 of reclamation deposits with authorities to secure certain abandonment liabilities in Missouri.

Expected timing of asset retirement obligations:

Year Ended April 30
2013	203,000
2014	122,222
2015	135,556
2016	81,181
Thereafter	353,333
895,292
Effect of discount	(311,580)
Total	$583,712